Property, Plant and Equipment Disclosure: Property, Plant and Equipment (Details) - USD ($)	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Details
Property, Plant and Equipment, Gross	$ 282,427	$ 282,427
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(250,272)	(240,972)
Property, Plant and Equipment, Net	$ 32,155	$ 41,635	$ 68,123